Trade Accounts Payable and Other Liabilities - Schedule of Trade Accounts Payable and Other Liabilities (Detail) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Trade and other payables [abstract]
Trade accounts payable and accruals	$ 1,185	$ 1,111	$ 943
Capital project accruals	201	149	142
Payroll-related liabilities	361	420	252
Accrued interest	102	120	148
Commercial and government royalties	211	296	246
Customer deposits	67	19	18
Current portion of provisions (Note 22(a))	155	133	71
Settlement payables (Note 28(b))	45	39	43
Other	6	3	7
Trade account payable and other liabilities	$ 2,333	$ 2,290	$ 1,870